Other reserves (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 13, 2019	Aug. 30, 2019	Apr. 30, 2018
Disclosure of reserves within equity [line items]
Balance at Beginning	¥ 6,151,453,000	¥ 1,200,376,000	¥ 862,162,000
Capital contribution from the then owners			337,838,000
Share?based payments ?Value of employee services (Note 25)	76,364,000	7,751,000	376,000
Other comprehensive income, net of tax
- Foreign currency translation differences	78,775,000	396,520,000
-Fair value changes on financial assets at fair value through other comprehensive income	40,000
Share premium from issuance of ordinary shares	192,082,000	4,730,375,000
Share Premium From Issuance of Ordinary Shares Upon Initial Public Offering	2,007,028,000
Recognition of redemption liability to acquire non?controlling interests (Note 33)	(44,105,000)	(183,569,000)
Balance at Ending	8,461,637,000	6,151,453,000	1,200,376,000
Share premium				¥ 2,007,028,000	¥ 192,082,000	¥ 4,730,375,000
Recapitalization reserve
Disclosure of reserves within equity [line items]
Balance at Beginning	1,200,000,000	1,200,000,000	862,162,000
Capital contribution from the then owners			337,838,000
Other comprehensive income, net of tax
Balance at Ending	1,200,000,000	1,200,000,000	1,200,000,000
Share premium
Disclosure of reserves within equity [line items]
Balance at Beginning	4,730,375,000
Other comprehensive income, net of tax
Share premium from issuance of ordinary shares	192,082,000	4,730,375,000
Share Premium From Issuance of Ordinary Shares Upon Initial Public Offering	2,007,028,000
Balance at Ending	6,929,485,000	4,730,375,000
Shares held for share option scheme
Disclosure of reserves within equity [line items]
Balance at Beginning	8,127,000	376,000
Share?based payments ?Value of employee services (Note 25)	76,364,000	7,751,000	376,000
Other comprehensive income, net of tax
Balance at Ending	84,491,000	8,127,000	¥ 376,000
Foreign currency translation differences
Disclosure of reserves within equity [line items]
Balance at Beginning	396,520,000
Other comprehensive income, net of tax
- Foreign currency translation differences	78,775,000	396,520,000
Balance at Ending	475,295,000	396,520,000
Others
Disclosure of reserves within equity [line items]
Balance at Beginning	(183,569,000)
Other comprehensive income, net of tax
-Fair value changes on financial assets at fair value through other comprehensive income	40,000
Recognition of redemption liability to acquire non?controlling interests (Note 33)	(44,105,000)	(183,569,000)
Balance at Ending	¥ (227,634,000)	¥ (183,569,000)